Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	$ (134,224)	¥ (931,922)	¥ (401,275)	¥ (328,477)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	20,528	142,526	41,518	16,835
Other comprehensive income, net of tax of nil	20,528	142,526	41,518	16,835
Comprehensive loss	(113,696)	(789,396)	(359,757)	(311,642)
Comprehensive (income) loss attributable to noncontrolling interest	42,968	298,324	(26,824)	(20,003)
Comprehensive loss attributable to the Company's ordinary shareholders	$ (70,728)	¥ (491,072)	¥ (386,581)	¥ (331,645)